Operating profit (Tables)	12 Months Ended
Dec. 31, 2017
Operating profit
Schedule of other operating income and expense

	2017	2016	2015
	$m	$m	$m
Royalties
Income	132	406	322
Amortisation	(45)	(86)	(114)
Gains on disposal of intangible assets	1,518	1,301	961
Gains on disposal of short-term investments	161	–	–
Net gains on disposal of other non-current assets	24	29	85
Impairment of property, plant and equipment	(78)	–	–
Impairment of intangible assets	–	–	(64)
Other income	286	146	327
Other expense	(168)	(141)	(17)
Other operating income and expense	1,830	1,655	1,500

Schedule of restructuring costs

	2017	2016	2015
	$m	$m	$m
Cost of sales	181	130	158
Research and development expense	201	178	258
Selling, general and administrative costs	347	823	618
Other operating income and expense	78	(24)	–
Total charge	807	1,107	1,034

	2017	2016	2015
	$m	$m	$m
Severance costs	176	505	298
Accelerated depreciation and impairment	141	46	81
Relocation costs	6	18	34
Other	484	538	621
Total charge	807	1,107	1,034

Schedule of net gains and losses on financial instruments included within operating profit

	2017	2016	2015
	$m	$m	$m
Losses on forward foreign exchange contracts	(6)	(216)	(22)
(Losses)/gains on receivables and payables	(30)	132	(36)
Gains on disposal of short-term investments	161	–	–
Gains on other available for sale investments	34	–	74
Total	159	(84)	16